Financial risk management and financial instruments - Credit risk (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable
Financial risk management
Maximum credit exposure	kr 2,509	kr 2,224	kr 2,784
Accounts receivable | Assets classified as held for sale
Financial risk management
Maximum credit exposure	406	385
Receivables from sold equipment
Financial risk management
Maximum credit exposure	2,745	2,429	3,811
Receivables from sold equipment | Assets classified as held for sale
Financial risk management
Maximum credit exposure	1,599	1,426
Liquid funds
Financial risk management
Maximum credit exposure	404	802	257
Derivatives
Financial risk management
Maximum credit exposure	kr 33	kr 17	kr 47